UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-07666

          BlackRock Florida Investment Quality Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Investment Quality Municipal Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—122.1%
			Florida—109.0%
AAA	170	[3]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	ETM	$ 198,557
Baa2	1,000		Cap. Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	955,160
AAA	1,000	[4]	Dade Cnty. RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	661,890
A+	750		Highlands Cnty. Hlth. Fac. Auth. RB, Adventist/Sunbelt Hosp. Proj., 5.00%, 11/15/30	11/15 @ 100	754,928
AAA	1,000		JEA RB, Wtr. & Swr. Sys., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	996,550
NR	740		Live Oak Cmnty. Dev. Dist. No. 2 SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	747,933
NR	275		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	281,078
BB+	500		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	558,530
			Miami Dade Cnty. RB,
AAA	5,000		Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,280,200
AAA	750		Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	10/14 @ 100	767,610
A+	750		Miami Hlth. Facs. Auth. RB, Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	770,347
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	105		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	103,277
NR	95		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	94,895
AAA	1,000		Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,003,940
AAA	1,000		Palm Beach Cnty. Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/36	10/16 @ 100	1,037,880
AAA	750		Peace River Manasota Regl. Wtr. Sply. Auth. RB, Ser. A, 5.00%, 10/01/35, FSA	10/15 @ 100	773,872
AA-	1,000	[4]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	1,089,520
AAA	750		St. Johns Cnty. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	774,442
NR	660		Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	673,853
AAA	1,000	[4]	Sunrise Util. Sys. RB, Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,013,270
AAA	750		Tampa Wtr. & Swr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	738,555
AAA	750		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	767,235
BBB+	1,000	[4]	Volusia Cnty. Edl. Fac. Auth. RB, Emery-Riddle Aeronautical Univ. Proj., 6.125%, 10/15/06	N/A	1,024,530

					17,068,052

			Puerto Rico—13.1%
AAA	85		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	94,962
BBB-	650		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	650,461
Aaa	745	[4]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	806,120
BBB	500		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	502,575

					2,054,118

			Total Long-Term Investments (cost $18,605,913)		19,122,170

			SHORT-TERM INVESTMENTS—31.3%
			Florida—22.4%
F1+	705	[5]	Orange Cnty. Sch. Brd. COP, Ser. B, 3.68%, 8/01/06, AMBAC, FRDD	N/A	705,000
A-1+	600	[5]	Orlando & Orange Cnty. Expwy. Auth. RB, Ser. D, 3.62%, 8/03/06, FSA, FRWD	N/A	600,000
A-1+	800	[5]	Palm Beach Cnty. Sch. Brd. COP, Ser. B, 3.62%, 8/03/06, AMBAC, FRWD	N/A	800,000
A-1+	600	[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, All Children’s Hosp. Proj., 3.70%, 8/01/06, AMBAC, FRDD	N/A	600,000
A-1	800	[5]	Putnam Cnty. Dev. PCRB, Pwr. & Lt. Co. Proj., 3.68%, 8/01/06, FRDD	N/A	800,000

					3,505,000

			Puerto Rico—8.9%
A-1+	1,400	[5]	Gov’t. Dev. Bank RB, 3.53%, 8/02/06, MBIA, FRWD	N/A	1,400,000

1

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)

Description	Value

Total Short-Term Investments (cost $4,905,000)	$ 4,905,000

Total Investments—153.4% (cost $23,510,9136)	$ 24,027,170
Other assets in excess of liabilities—0.9%	140,069
Preferred shares at redemption value, including dividends payable—(54.3)%	(8,504,192)

Net Assets—100%	$ 15,663,047

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of July 31, 2006.
[6]	Cost for Federal income tax purposes is $23,501,301. The net unrealized appreciation on a tax basis is $525,869, consisting of $576,252 gross unrealized appreciation and $50,383 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Investment Quality Municipal Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006